UNE-Q3

Quarterly Report
June 30, 2026
MFS®  Blended Research®
Core Equity Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 2.6%
Curtiss-Wright Corp.	6,684	$5,064,868
General Dynamics Corp.	51,166	18,125,044
General Electric Co.	20,594	7,696,595
Leidos Holdings, Inc.	14,097	1,451,568
RTX Corp.	20,015	3,797,446
		$36,135,521
Auto & Auto Components – 1.0%
Aptiv PLC (a)	25,800	$1,583,604
Ford Motor Co.	107,476	1,493,916
Tesla, Inc. (a)	26,036	10,950,742
		$14,028,262
Brokerage & Asset Managers – 3.1%
Ameriprise Financial, Inc.	33,473	$15,356,073
Charles Schwab Corp.	24,560	2,266,151
Northern Trust Corp.	140,909	24,495,621
Raymond James Financial, Inc.	7,723	1,174,128
		$43,291,973
Business Services – 0.6%
Dropbox, Inc. (a)	180,822	$4,967,180
Verisk Analytics, Inc., “A”	22,847	4,101,722
		$9,068,902
Chemicals – 0.3%
Albemarle Corp.	7,570	$1,022,177
Eastman Chemical Co.	38,806	2,599,226
		$3,621,403
Construction – 0.3%
CRH PLC	37,505	$4,013,035
Consumer Products – 1.3%
Colgate-Palmolive Co.	194,053	$17,790,779
Consumer Services – 1.0%
Airbnb, Inc., “A” (a)	29,936	$4,283,842
Booking Holdings, Inc.	37,854	6,747,097
Uber Technologies, Inc. (a)	51,809	3,738,537
		$14,769,476
Diversified Financial Services – 3.7%
Mastercard, Inc., “A”	50,978	$26,182,301
Visa, Inc., “A”	73,931	25,364,987
		$51,547,288
Electrical Equipment – 1.6%
Amphenol Corp., “A”	60,982	$10,752,346
Eaton Corp. PLC	21,710	9,251,065
nVent Electric PLC	12,845	2,178,641
		$22,182,052

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.6%
ConocoPhillips	99,251	$10,318,134
Exxon Mobil Corp.	8,299	1,134,639
Valero Energy Corp.	43,028	11,206,213
		$22,658,986
Energy - Renewables – 1.6%
GE Vernova, Inc.	19,809	$23,272,802
Entertainment & Leisure – 0.3%
Brunswick Corp.	51,205	$4,313,509
Food & Beverages – 1.6%
Monster Worldwide, Inc. (a)	225,843	$21,708,029
PepsiCo, Inc.	6,100	825,940
		$22,533,969
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	168,077	$2,274,082
Global Systemically Important Banks – 3.1%
Bank of America Corp.	38,365	$2,186,038
Citigroup, Inc.	191,192	26,759,232
JPMorgan Chase & Co.	11,312	3,702,757
Morgan Stanley	12,864	2,689,090
Wells Fargo & Co.	97,248	8,036,575
		$43,373,692
Hardware, Peripherals, & Assembly – 12.7%
Apple, Inc.	383,037	$110,835,586
Arista Networks, Inc. (a)	115,291	19,585,635
Micron Technology, Inc.	25,646	29,602,921
Sandisk Corp. of Delaware (a)	3,924	8,922,117
Seagate Technology Holdings PLC	8,295	8,004,675
Western Digital Corp.	3,365	2,149,293
		$179,100,227
Health Maintenance Organizations – 1.2%
Cigna Group	59,349	$16,361,332
Insurance – 1.5%
Berkshire Hathaway, Inc., “B” (a)	11,673	$5,841,052
Chubb Ltd.	8,338	2,841,090
Equitable Holdings, Inc.	183,162	8,037,149
Everest Group Ltd.	2,937	1,049,185
Hartford Insurance Group, Inc.	24,873	3,296,170
		$21,064,646
Interactive Media Services – 6.8%
Alphabet, Inc., “A”	102,225	$36,532,148
Alphabet, Inc., “C”	84,847	29,978,990
Meta Platforms, Inc., “A”	52,061	29,325,441
		$95,836,579
Machinery & Tools – 2.5%
AGCO Corp.	75,800	$9,073,260
Caterpillar, Inc.	5,360	5,707,864
Trane Technologies PLC	3,445	1,692,046

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Wabtec Corp.	69,668	$18,782,493
		$35,255,663
Media – 2.0%
Netflix, Inc. (a)	140,077	$10,001,498
Omnicom Group, Inc.	18,803	1,369,423
Roku, Inc. (a)	25,495	3,521,879
Spotify Technology S.A. (a)	18,509	8,498,037
TKO Group Holdings, Inc.	21,298	4,287,500
		$27,678,337
Medical & Health Technology & Services – 1.4%
McKesson Corp.	24,328	$18,382,237
Ventas, Inc., REIT	17,252	1,531,977
		$19,914,214
Medical Equipment – 0.3%
Medtronic PLC	57,545	$4,501,745
Metals & Mining – 0.4%
Newmont Corp.	67,199	$6,276,387
Network & Telecom – 0.1%
Qualcomm, Inc.	5,563	$1,027,987
Non-Global Systemically Important Banks – 1.3%
American Express Co.	5,932	$2,006,499
Popular, Inc.	102,892	16,892,809
		$18,899,308
Oil Services – 1.0%
TechnipFMC PLC	212,708	$14,102,540
Pharmaceuticals & Biotechnology – 6.2%
Bristol-Myers Squibb Co.	217,660	$12,541,569
Eli Lilly & Co.	1,874	2,247,732
Gilead Sciences, Inc.	106,958	13,513,074
Illumina, Inc. (a)	9,754	1,715,046
Incyte Corp. (a)	12,077	1,369,049
Johnson & Johnson	128,303	32,585,113
Pfizer, Inc.	788,098	18,977,400
Vertex Pharmaceuticals, Inc. (a)	8,920	4,430,831
		$87,379,814
Real Estate – 1.1%
Essential Properties Realty Trust, REIT	109,835	$3,278,575
Jones Lang LaSalle, Inc. (a)	12,910	4,001,454
W.P. Carey, Inc., REIT	123,136	8,804,224
		$16,084,253
Real Estate - Storage & Office – 0.2%
Cousins Properties, Inc., REIT	104,844	$3,143,223
Restaurants – 1.5%
Aramark	362,671	$20,635,980

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 6.3%
Amazon.com, Inc. (a)	235,928	$56,231,080
Dollar General Corp.	62,095	7,147,756
Home Depot, Inc.	13,030	4,595,420
O'Reilly Automotive, Inc. (a)	178,036	16,395,335
TJX Cos., Inc.	25,608	3,879,612
		$88,249,203
Semiconductor & Electronic Components – 16.3%
Advanced Micro Devices (a)	7,988	$4,640,309
Applied Materials, Inc.	8,340	6,029,820
Broadcom, Inc.	95,486	36,069,837
Intel Corp. (a)	15,818	2,208,667
KLA Corp.	76,135	22,970,691
Lam Research Corp.	79,108	34,279,870
NVIDIA Corp.	619,127	123,881,121
		$230,080,315
Software – 7.5%
Autodesk, Inc. (a)	10,532	$2,047,631
Intuit, Inc.	35,585	9,287,685
Microsoft Corp.	157,559	58,772,658
Okta, Inc. (a)	122,006	16,647,719
Salesforce, Inc.	80,353	12,588,101
Snowflake, Inc., “A” (a)	5,548	1,411,966
Zoom Communications, Inc. (a)	66,445	5,734,868
		$106,490,628
Telecom Services – 0.6%
Space Exploration Technologies, “A” (a)	51,541	$8,806,295
Tobacco – 1.1%
Altria Group, Inc.	121,079	$8,711,634
Philip Morris International, Inc.	41,261	7,464,528
		$16,176,162
Travel, Gaming, & Lodging – 0.8%
Viking Holdings Ltd. (a)	106,628	$11,160,753
Utilities – 3.0%
Edison International	273,092	$20,331,699
NextEra Energy, Inc.	26,962	2,366,455
PG&E Corp.	1,021,444	17,180,688
Portland General Electric Co.	36,498	1,891,691
		$41,770,533
Total Common Stocks		$1,404,871,855
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.67% (v)	7,210,361	$7,210,362

Other Assets, Less Liabilities – (0.2)%		(2,509,202)
Net Assets – 100.0%		$1,409,573,015

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,210,362 and
$1,404,871,855, respectively.

Portfolio of Investments (unaudited) – continued
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,404,871,855	$—	$—	$1,404,871,855
Investment Companies	7,210,362	—	—	7,210,362
Total	$1,412,082,217	$—	$—	$1,412,082,217
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,621,973	$179,377,304	$179,787,598	$(630)	$(687)	$7,210,362

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$293,512	$—